Note 39 - The COVID-19 pandemic and the oil & gas crisis and their impact on Tenaris's operations and financial condition	12 Months Ended
Dec. 31, 2020
Extraordinary and Unusual Items 1 [Abstract]
Note 39 - The COVID-19 pandemic and the oil & gas crisis and their impact on Tenaris’s operations and financial condition

39                  The COVID-19 pandemic and the oil & gas crisis and their impact on Tenaris’s operations and financial condition

A novel strain of coronavirus (“SARS-CoV-2”) surfaced in China in December 2019 and subsequently spread to the rest of the world in early 2020. In March 2020, the World Health Organization declared COVID-19, the disease caused by the SARS-CoV-2 virus, a global pandemic. In response to the COVID-19 outbreak, countries have taken different measures in relation to prevention and containment. For example, several countries introduced bans on business activities or locked down cities or countries, including countries where Tenaris has operations (such as Argentina, China, Colombia, Italy, Mexico, Saudi Arabia and the United States). The rapid expansion of the virus, the surfacing of new strains of the virus in several countries, and the measures taken to contain it have triggered a severe fall in global economic activity and precipitated a serious crisis in the energy sector.

While the extent of the effects of COVID-19 on the global economy and oil demand were still unclear, in March 2020, the members of OPEC+ (OPEC plus other major oil producers including Russia) did not agree to extend their agreement to cut oil production and Saudi Arabia launched a wave of additional supply on the market triggering a collapse in oil prices below $30 per barrel. This exacerbated what soon became clear was an unprecedented situation of oversupply, caused primarily by the sudden and dramatic fall in oil consumption consequent to the measures taken to contain the spread of the virus around the world. Although OPEC+ subsequently reached an agreement to cut production by as much as 9.7 million barrels per day, the situation of acute oversupply continued, causing oil prices to hit record lows. By the end of trading on April 20, 2020, the West Texas Intermediate (“WTI”) forward price for delivery in May, which had to be closed out the following day, fell to a negative value for the first time in history, as oil storage facilities were completely committed, and producers were forced to pay buyers to take their barrels. Since then, the price of oil has been recovering and currently stands above the level of $55 per barrel, bolstered by the actions to cut production taken by OPEC+ and the recovery of oil demand, as the global economy, especially industrial production, recovers and COVID-19 vaccination programs begin. With consumption exceeding production excess oil inventories built up in the first half of 2020 are being gradually reduced. The worldwide demand of oil, which stood at 100 million barrels per day in December 2019, fell to around 75-80 million barrels per day in April 2020 before recovering to around 94 million barrels per day in December 2020. Drilling activity in the United States and Canada, where it was most affected, has begun to recover but remains well below the level it was prior to the pandemic, while, in the rest of the world, any recovery will take longer following the reductions in investment plans made by oil and gas companies in response to the pandemic. There remains considerable uncertainty about the future duration and extent of the pandemic with new and more contagious variants of the COVID-19 virus appearing and the effectiveness of vaccination programs still to be seen.

Status of our operations

Although restrictions imposed in connection with the COVID-19 pandemic have been lifted in some countries where Tenaris operates, it is currently not possible to predict whether such measures will be relaxed further, reinstated or made more stringent. In addition, Tenaris has adjusted production levels at its facilities, which are operating with reduced volumes in line with market demand, and may perform additional adjustments.

In order to safeguard the health and safety of its employees, customers and suppliers, Tenaris has taken preventive measures, including remote working for the majority of professional employees, restricting onsite access to essential operational personnel, keeping personnel levels at a minimum, implementing a special operations protocol to ensure social distancing and providing medical assistance and supplies to onsite employees. As of the date of these Consolidated Financial Statements, remote work and other work arrangements have not materially adversely affected Tenaris’s ability to conduct operations. In addition, these alternative working arrangements have not adversely affected our financial reporting systems, internal control over financial reporting or disclosure controls and procedures.

Risks associated with the COVID-19 pandemic and the oil & gas crisis

The COVID-19 pandemic and the ongoing oil & gas crisis poses the following main risks and challenges to Tenaris:

  Global oil demand may fail to recover its former level or even decrease further in the future, driving down prices even more or keeping them at very low levels, which would exert downward pressure on sales and margins of oil and gas companies, leading to further reductions and even generalized suspension of drilling activities (in the U.S. or elsewhere) and, as a result, materially adversely affecting our sales and financial position.

  Tenaris or its employees, contractors, suppliers, customers and other business partners may be prevented from conducting certain business activities for a prolonged or indefinite period of time. In addition, employees in some or all of our facilities, or those of our contracts, suppliers, customers or other business partners, may refuse to work due to health concerns while the COVID-19 outbreak is ongoing, If that happens, the continuity of our future operations may be severely affected.

  A continuing spread of COVID-19 and new strains of the virus may affect the availability and price of raw materials, energy and other inputs used by Tenaris in its operations. Any such disruption or increased prices could adversely affect Tenaris’s profitability.

Mitigating actions

In order to mitigate the impact of expected lower sales, starting from the first quarter 2020, Tenaris implemented a worldwide rightsizing program and cost containment plan aimed at preserving its financial resources and overall liquidity position and maintaining the continuity of its operations. These actions included:

  adjusting the level of our operations and workforce around the world, including through the temporary closure of certain facilities or production lines;

  introducing efficiency and productivity improvements throughout Tenaris’s industrial system;

  downsizing our fixed cost structure, including through pay reductions for senior management and board members, as well as R&D expenses, for a total annual savings of approximately $230 million on a yearly basis;

  reducing capital expenditures by $157 million in comparison to 2019 levels;

  reducing working capital, especially inventories, in accordance with the expected levels of activity; and

  increasing our focus on managing customer credit conditions.

As of the date of these Consolidated Financial Statements, these rightsizing initiatives are largely complete and the principal objectives have been achieved; some residual actions are still ongoing.

As part of these liquidity preservation initiatives, on June 2, 2020, the Annual Shareholders Meeting approved that no further dividends be distributed in respect of fiscal year 2019 on top of the interim dividend of approximately $153 million already paid in November 2019. On November 4, 2020, the Company’s Board of Directors approved the payment of an interim dividend of $0.07 per share ($0.14 per ADS), or approximately $82.6 million, paid on November 25, 2020.

As of the date of these Consolidated Financial Statements, our capital and financial resources, and overall liquidity position, have not been materially affected by this new scenario. Tenaris has in place non-committed credit facilities and management believes it has adequate access to the credit markets. In addition, Tenaris has a net cash position of approximately $1,085 [1] million as of the end of December 2020 and a manageable debt amortization schedule.

Considering our financial position and the funds provided by operating activities, management believes that we have sufficient resources to satisfy our current working capital needs, service our debt and address short-term changes in business conditions.

Considering the global situation, the Company has renegotiated and continues to renegotiate existing contractual obligations with its counterparties to adapt the commitments to the decrease in activity.

Management does not expect to disclose or incur in any material COVID-19-related contingency, and it considers its allowance for doubtful accounts sufficient to cover risks that could arise from credits with customers in accordance with IFRS 9.

[1] Net cash / debt  is calculated in the following manner:

Net cash= Cash and cash equivalents + Other investments (Current and Non-Current) +/- Derivatives hedging borrowings and investments– Borrowings (Current and Non-Current).